Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Restocking fee (as a percent)	10.00%
Warranty term	30 days
Practical Expedients	true
Advertising cost	$ 3.0	$ 0.5
LAP-BAND product | Maximum
Revenue Recognition
Threshold period for right to return or exchange products purchased	30 days
ReShape vBloc product
Revenue Recognition
Warranty term	5 years